UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.39%
Consumer Discretionary - 28.33%
Best Buy Co., Inc.	51,000	$3,826,530	1.93%
Boot Barn Holdings, Inc. (a)	212,600	4,972,714	2.50%
Burlington Stores, Inc. (a)	29,800	4,553,738	2.29%
Callaway Golf Co.	231,100	4,446,364	2.24%
Crocs, Inc. (a)	268,400	4,860,724	2.45%
KB Home	118,000	2,802,500	1.41%
Kohl’s Corp.	56,900	4,203,203	2.12%
Lear Corp.	18,800	3,386,444	1.71%
Live Nation Entertainment, Inc. (a)	76,200	3,755,136	1.89%
Noodles & Co. (a)	304,600	3,183,070	1.60%
Penn National Gaming, Inc. (a)	132,900	4,259,445	2.15%
Regis Corp. (a)	219,600	3,834,216	1.93%
Restoration Hardware Holdings, Inc. (a)	26,400	3,586,704	1.81%
Turtle Beach Corp. (a)	167,700	4,559,763	2.30%
		56,230,551	28.33%
Consumer Staples - 5.17%
Nomad Foods Ltd. (a)(b)	214,100	4,067,900	2.05%
Sprouts Farmers Market, Inc. (a)	138,200	2,969,918	1.50%
The Chefs’ Warehouse, Inc. (a)	119,500	3,220,525	1.62%
		10,258,343	5.17%
Energy - 8.87%
CVR Energy, Inc.	111,700	4,388,693	2.21%
CVR Refining LP	153,000	3,488,400	1.76%
HollyFrontier Corp.	59,500	4,437,510	2.24%
Legacy Reserves LP (a)	628,900	3,245,124	1.63%
Pioneer Energy Services Corp. (a)	617,100	2,036,430	1.03%
		17,596,157	8.87%
Financials - 11.26%
Enova International, Inc. (a)	161,500	5,006,500	2.52%
EZCORP, Inc., Class A (a)	273,500	3,131,575	1.58%
LPL Financial Holdings, Inc.	57,100	3,785,159	1.91%
PennyMac Financial Services, Inc., Class A (a)	147,300	2,820,795	1.42%
Progressive Corp.	63,100	3,786,631	1.91%
The Carlyle Group LP	157,000	3,822,950	1.92%
		22,353,610	11.26%
Health Care - 11.97%
AMN Healthcare Services, Inc. (a)	63,400	3,835,700	1.93%
Anthem, Inc.	15,600	3,946,800	1.99%
Centene Corp. (a)	36,000	4,691,880	2.36%
Providence Service Corp. (a)	56,700	3,973,536	2.00%
Triple-S Management Corp., Class B (a)(b)	91,900	3,263,369	1.65%
UnitedHealth Group, Inc.	16,000	4,051,520	2.04%
		23,762,805	11.97%
Industrials - 15.14%
ArcBest Corp.	76,000	3,537,800	1.79%
BlueLinx Holdings, Inc. (a)	89,800	3,059,486	1.54%
CBIZ, Inc. (a)	201,100	4,424,200	2.23%
CNH Industrial N.V. (b)	255,800	2,997,976	1.51%
Insperity, Inc.	55,300	5,259,030	2.65%
MasTec, Inc. (a)	71,300	3,319,015	1.67%
SPX FLOW, Inc. (a)	76,100	3,616,272	1.82%
XPO Logistics, Inc. (a)	38,400	3,829,248	1.93%
		30,043,027	15.14%
Information Technology - 4.64%
Comtech Telecommunications Corp.	154,400	5,187,840	2.61%
Mantech International Corp., Class A	67,300	4,027,905	2.03%
		9,215,745	4.64%

Materials - 11.01%
Boise Cascade Co.	83,100	3,594,075	1.81%
Constellium N.V., Class A (a)(b)	295,900	3,876,290	1.95%
Huntsman Corp.	107,500	3,604,475	1.82%
Schnitzer Steel Industries, Inc., Class A	103,000	3,393,850	1.71%
Verso Corp. (a)	205,900	4,297,133	2.17%
Warrior Met Coal, Inc.	119,300	3,086,291	1.55%
		21,852,114	11.01%
Total Common Stocks (Cost $179,953,623)		191,312,352	96.39%

SHORT-TERM INVESTMENTS - 3.81%
Money Market Funds - 3.81%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	7,555,239	7,555,239	3.81%
Total Short-Term Investments (Cost $7,555,239)		7,555,239	3.81%

Total Investments (Cost $187,508,862) - 100.20%		198,867,591	100.20%
Liabilities in Excess of Other Assets - (0.20)%		(389,742)	(0.20)%
TOTAL NET ASSETS - 100.00%		$198,477,849	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$56,230,551	$–	$–	$56,230,551
Consumer Staples	10,258,343	–	–	10,258,343
Energy	17,596,157	–	–	17,596,157
Financials	22,353,610	–	–	22,353,610
Health Care	23,762,805	–	–	23,762,805
Industrials	30,043,027	–	–	30,043,027
Information Technology	9,215,745	–	–	9,215,745
Materials	21,852,114	–	–	21,852,114
Total Common Stocks	$191,312,352	$–	$–	$191,312,352

Short-Term Investments
Money Market Funds	$7,555,239	$–	$–	$7,555,239
Total Short-Term Investments	$7,555,239	$–	$–	$7,555,239

Total Investments	$198,867,591	$–	$–	$198,867,591

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period.

Rights
Balance as of October 31, 2017	$55
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales/Expiration)*	(55)
Transfer in and/or out of Level 3	-
Balance as of July 31, 2018	$-

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at July 31, 2018	$-

*The rights were acquired in a past merger. These rights expired during the period and were removed from the Fund’s holdings on July 25, 2018.

Hennessy Focus Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 78.76%
Consumer Discretionary - 27.65%
CarMax, Inc. (a)	2,962,712	$221,255,332	8.96%
NVR, Inc. (a)	33,974	93,748,875	3.79%
O’Reilly Automotive, Inc. (a)	739,081	226,158,786	9.15%
Twenty First Century Fox, Inc.	3,155,592	142,001,640	5.75%
		683,164,633	27.65%
Financials - 28.56%
Aon PLC (b)	1,179,036	169,250,618	6.85%
Encore Capital Group, Inc. (a)(d)	2,258,784	81,542,102	3.30%
Markel Corp. (a)	186,140	217,783,800	8.82%
Marlin Business Services Corp. (d)	1,010,273	31,116,408	1.26%
The Charles Schwab Corp.	4,029,065	205,724,059	8.33%
		705,416,987	28.56%
Industrials - 14.21%
American Woodmark Corp. (a)(d)	1,350,360	112,687,542	4.56%
Ametek, Inc.	459,822	35,774,152	1.45%
Hexcel Corp.	2,577,037	177,841,323	7.20%
Mistras Group, Inc. (a)	1,171,870	24,656,145	1.00%
		350,959,162	14.21%
Information Technology - 8.34%
Alphabet, Inc., Class A (a)	21,092	25,884,524	1.05%
Alphabet, Inc., Class C (a)	108,017	131,484,773	5.32%
Facebook, Inc., Class A (a)	282,537	48,760,236	1.97%
		206,129,533	8.34%
Total Common Stocks (Cost $871,167,963)		1,945,670,315	78.76%

REITS - 19.41%
Financials - 19.41%
American Tower Corp., Class A	1,942,080	287,893,939	11.66%
Brookfield Asset Management, Inc. (b)	4,543,328	191,546,709	7.75%
Total REITS (Cost $231,169,071)		479,440,648	19.41%

SHORT-TERM INVESTMENTS - 1.81%
Money Market Funds - 1.81%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	44,742,195	44,742,195	1.81%
Total Short-Term Investments (Cost $44,742,195)		44,742,195	1.81%

Total Investments (Cost $1,147,079,229) - 99.98%		2,469,853,158	99.98%
Other Assets in Excess of Liabilities - 0.02%		413,762	0.02%
TOTAL NET ASSETS - 100.00%		$2,470,266,920	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the nine-month period ended July 31, 2018. Details of transactions with these affiliated companies for the nine-month period ended July 31, 2018, are as follows:

	Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
	Beginning Cost	$54,953,784	$73,525,403	$15,865,289
	Purchase Cost	$10,108,023	$-	$-
	Sales Cost	$-	$-	$-
	Ending Cost	$65,061,807	$73,525,403	$15,865,289
	Dividend Income	$-	$-	$424,315
	Net change in unrealized appreciation	$(18,012,154)	$(23,378,414)	$8,991,430
	Realized Gain/Loss	$-	$-	$-
	Shares	1,350,360	2,258,784	1,010,273
	Market Value	$112,687,542	$81,542,102	$31,116,408

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a securityneeds to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$683,164,633	$–	$–	$683,164,633
Financials	705,416,987	–	–	705,416,987
Industrials	350,959,162	–	–	350,959,162
Information Technology	206,129,533	–	–	206,129,533
Total Common Stocks	$1,945,670,315	$–	$–	$1,945,670,315

REITS
Financials	$479,440,648	$–	$–	$479,440,648
Total REITS	$479,440,648	$–	$–	$479,440,648

Short-Term Investments
Money Market Funds	$44,742,195	$–	$–	$44,742,195
Total Short-Term Investments	$44,742,195	$–	$–	$44,742,195

Total Investments	$2,469,853,158	$–	$–	$2,469,853,158

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.10%
Consumer Discretionary - 27.72%
Dana, Inc.	927,000	$19,791,450	2.05%
KB Home	1,031,592	24,500,310	2.54%
LGI Homes, Inc. (a)	465,929	24,083,870	2.50%
Penn National Gaming, Inc. (a)	1,082,358	34,689,574	3.59%
Pinnacle Entertainment, Inc. (a)	1,101,123	36,601,328	3.79%
PulteGroup, Inc.	935,300	26,646,697	2.76%
Scientific Games Corp. (a)	607,013	29,166,975	3.02%
Thor Industries, Inc.	223,540	21,202,769	2.20%
Visteon Corp. (a)	229,200	26,834,736	2.78%
Winnebago Industries, Inc.	602,300	24,031,770	2.49%
		267,549,479	27.72%
Consumer Staples - 1.98%
Sanderson Farms, Inc.	189,600	19,117,368	1.98%

Energy - 9.07%
CVR Energy, Inc.	931,462	36,597,142	3.79%
HollyFrontier Corp.	683,200	50,953,056	5.28%
		87,550,198	9.07%
Financials - 9.72%
American Equity Investment Life Holding Co.	1,014,400	36,244,512	3.76%
Encore Capital Group, Inc. (a)	609,549	22,004,719	2.28%
Kemper Corp.	445,500	35,550,900	3.68%
		93,800,131	9.72%
Industrials - 34.66%
ASGN, Inc. (a)	473,840	42,787,752	4.43%
Builders FirstSource, Inc. (a)	1,650,200	29,588,086	3.06%
Korn/Ferry International	698,000	46,054,040	4.77%
Meritor, Inc. (a)	1,123,171	23,137,323	2.40%
Rush Enterprises, Inc., Class A (a)	580,000	26,152,200	2.71%
SiteOne Landscape Supply, Inc. (a)	463,000	41,281,080	4.28%
The Brink’s Co.	367,865	29,374,020	3.04%
The Manitowoc Co., Inc. (a)	717,100	18,995,979	1.97%
TriNet Group, Inc. (a)	705,700	38,001,945	3.94%
XPO Logistics, Inc. (a)	393,100	39,199,932	4.06%
		334,572,357	34.66%
Materials - 9.57%
Alcoa Corp. (a)	630,000	27,260,100	2.83%
Boise Cascade Co.	795,400	34,401,050	3.56%
Huntsman Corp.	916,400	30,726,892	3.18%
		92,388,042	9.57%
Utilities - 3.38%
NRG Energy, Inc.	1,031,800	32,677,106	3.38%
Total Common Stocks (Cost $867,765,196)		927,654,681	96.10%

SHORT-TERM INVESTMENTS - 4.12%
Money Market Funds - 4.12%
Fidelity Government Portfolio, Institutional Class, 1.80% (b)	39,732,806	39,732,806	4.12%
Total Short-Term Investments (Cost $39,732,806)		39,732,806	4.12%

Total Investments (Cost $907,498,002) - 100.22%		967,387,487	100.22%
Liabilities in Excess of Other Assets - (0.22)%		(2,122,424)	(0.22)%
TOTAL NET ASSETS - 100.00%		$965,265,063	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$267,549,479	$–	$–	$267,549,479
Consumer Staples	19,117,368	–	–	19,117,368
Energy	87,550,198	–	–	87,550,198
Financials	93,800,131	–	–	93,800,131
Industrials	334,572,357	–	–	334,572,357
Materials	92,388,042	–	–	92,388,042
Utilities	32,677,106	–	–	32,677,106
Total Common Stocks	$927,654,681	$–	$–	$927,654,681

Short-Term Investments
Money Market Funds	$39,732,806	$–	$–	$39,732,806
Total Short-Term Investments	$39,732,806	$–	$–	$39,732,806

Total Investments	$967,387,487	$–	$–	$967,387,487

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.90%
Consumer Discretionary - 24.76%
AutoZone, Inc. (a)	4,100	$2,892,673	1.88%
Best Buy Co., Inc.	42,200	3,166,266	2.06%
CBS Corp., Class B	55,800	2,938,986	1.91%
Darden Restaurants, Inc.	31,500	3,368,610	2.19%
General Motors Co.	70,700	2,680,237	1.74%
Kohl’s Corp.	48,600	3,590,082	2.34%
L Brands, Inc.	61,000	1,931,870	1.26%
Omnicom Group, Inc.	37,700	2,594,891	1.69%
Starbucks Corp.	53,570	2,806,532	1.83%
Target Corp.	41,300	3,332,084	2.17%
The Gap, Inc.	94,500	2,851,065	1.86%
The Walt Disney Co.	28,700	3,259,172	2.12%
Wyndham Hotels & Resorts, Inc.	25,200	1,461,600	0.95%
Wyndham Worldwide Corp.	25,500	1,176,060	0.76%
		38,050,128	24.76%
Consumer Staples - 17.97%
Altria Group, Inc.	45,400	2,664,072	1.73%
Campbell Soup Co.	64,100	2,621,690	1.71%
Conagra Brands, Inc.	83,200	3,054,272	1.99%
CVS Health Corp.	42,500	2,756,550	1.79%
General Mills, Inc.	54,100	2,491,846	1.62%
Kimberly-Clark Corp.	26,100	2,971,746	1.94%
The Kroger Co.	109,100	3,163,900	2.06%
Tyson Foods, Inc., Class A	39,800	2,294,470	1.49%
Walgreens Boots Alliance, Inc.	43,400	2,934,708	1.91%
Walmart, Inc.	29,800	2,659,054	1.73%
		27,612,308	17.97%
Financials - 3.83%
Allstate Corp.	32,700	3,110,424	2.03%
Ameriprise Financial, Inc.	19,000	2,767,730	1.80%
		5,878,154	3.83%
Health Care - 6.99%
Centene Corp. (a)	28,800	3,753,504	2.44%
Express Scripts Holding Co. (a)	40,700	3,234,022	2.11%
HCA Healthcare, Inc.	30,200	3,751,746	2.44%
		10,739,272	6.99%
Industrials - 20.52%
American Airlines Group, Inc.	59,300	2,344,722	1.53%
CSX Corp.	55,800	3,943,944	2.57%
Deere & Co.	18,600	2,693,094	1.75%
Delta Air Lines, Inc.	57,000	3,101,940	2.02%
FedEx Corp.	12,400	3,048,788	1.98%
PACCAR, Inc.	43,500	2,858,820	1.86%
Southwest Airlines Co.	52,300	3,041,768	1.98%
Union Pacific Corp.	23,098	3,462,159	2.25%
United Continental Holdings, Inc. (a)	46,300	3,722,520	2.42%
Waste Management, Inc.	36,800	3,312,000	2.16%
		31,529,755	20.52%
Information Technology - 14.90%
Apple, Inc.	18,630	3,545,103	2.31%
Applied Materials, Inc.	61,200	2,976,156	1.94%
HP, Inc.	145,400	3,355,832	2.18%
Intel Corp.	66,250	3,186,625	2.07%
International Business Machines Corp.	19,600	2,840,628	1.85%
Lam Research Corp.	17,200	3,279,008	2.13%
Micron Technology, Inc. (a)	70,400	3,716,416	2.42%
		22,899,768	14.90%

Materials - 7.94%
Eastman Chemical Co.	30,400	3,150,048	2.05%
Freeport-McMoRan, Inc.	169,000	2,788,500	1.81%
Nucor Corp.	46,800	3,132,324	2.04%
Steel Dynamics, Inc.	66,400	3,126,776	2.04%
		12,197,648	7.94%
Telecommunication Services - 1.99%
Verizon Communications, Inc.	59,200	3,057,088	1.99%
Total Common Stocks (Cost $139,051,680)		151,964,121	98.90%

SHORT-TERM INVESTMENTS - 1.22%
Money Market Funds - 1.22%
Fidelity Government Portfolio, Institutional Class, 1.80% (b)	1,874,069	1,874,069	1.22%
Total Short-Term Investments (Cost $1,874,069)		1,874,069	1.22%

Total Investments (Cost $140,925,749) - 100.12%		153,838,190	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(185,463)	(0.12)%
TOTAL NET ASSETS - 100.00%		$153,652,727	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$38,050,128	$–	$–	$38,050,128
Consumer Staples	27,612,308	–	–	27,612,308
Financials	5,878,154	–	–	5,878,154
Health Care	10,739,272	–	–	10,739,272
Industrials	31,529,755	–	–	31,529,755
Information Technology	22,899,768	–	–	22,899,768
Materials	12,197,648	–	–	12,197,648
Telecommunication Services	3,057,088	–	–	3,057,088
Total Common Stocks	$151,964,121	$–	$–	$151,964,121

Short-Term Investments
Money Market Funds	$1,874,069	$–	$–	$1,874,069
Total Short-Term Investments	$1,874,069	$–	$–	$1,874,069

Total Investments	$153,838,190	$–	$–	$153,838,190

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.04%
Consumer Discretionary - 9.23%
Carnival Corp. (a)	81,300	$4,816,212	1.65%
Ford Motor Co.	530,645	5,327,676	1.82%
General Motors Co.	137,300	5,205,043	1.78%
Las Vegas Sands Corp.	75,100	5,399,690	1.85%
Target Corp.	77,400	6,244,632	2.13%
		26,993,253	9.23%
Consumer Staples - 15.72%
Altria Group, Inc.	82,800	4,858,704	1.66%
CVS Health Corp.	74,000	4,799,640	1.64%
General Mills, Inc.	99,500	4,582,970	1.57%
PepsiCo, Inc.	48,400	5,566,000	1.90%
Philip Morris International, Inc.	54,300	4,686,090	1.60%
The Coca-Cola Co.	122,300	5,702,849	1.95%
The Kraft Heinz Co.	74,300	4,476,575	1.53%
The Procter & Gamble Co.	67,400	5,451,312	1.86%
Unilever PLC - ADR (a)	103,100	5,877,731	2.01%
		46,001,871	15.72%
Energy - 25.63%
BP PLC - ADR (a)	136,000	6,132,240	2.10%
Canadian Natural Resources Ltd. (a)	170,500	6,247,120	2.13%
Chevron Corp.	46,475	5,868,398	2.01%
Equinor ASA - ADR (a)	248,300	6,570,018	2.25%
Exxon Mobil Corp.	66,710	5,437,532	1.86%
Marathon Petroleum Corp.	84,000	6,789,720	2.32%
Occidental Petroleum Corp.	77,660	6,518,004	2.23%
Phillips 66	56,800	7,005,712	2.39%
Royal Dutch Shell PLC - ADR (a)	80,900	5,747,136	1.96%
Schlumberger Ltd. (a)	79,100	5,340,832	1.83%
Suncor Energy, Inc. (a)	160,600	6,767,684	2.31%
Total S.A. - ADR (a)	100,300	6,544,575	2.24%
		74,968,971	25.63%
Financials - 10.95%
Bank of Nova Scotia (a)	87,500	5,184,375	1.77%
HSBC Holdings PLC - ADR (a)	108,000	5,229,360	1.79%
Manulife Financial Corp. (a)	274,200	5,089,152	1.74%
Royal Bank of Canada (a)	67,900	5,294,163	1.81%
Thomson Reuters Corp. (a)	134,400	5,564,160	1.90%
Toronto-Dominion Bank (a)	95,700	5,663,526	1.94%
		32,024,736	10.95%
Health Care - 16.71%
Amgen, Inc.	31,300	6,152,015	2.10%
Bristol-Myers Squibb Co.	93,000	5,463,750	1.87%
Eli Lilly & Co.	71,500	7,064,915	2.41%
Gilead Sciences, Inc.	69,500	5,409,185	1.85%
GlaxoSmithKline PLC - ADR (a)	155,200	6,454,768	2.21%
Johnson & Johnson	42,100	5,579,092	1.91%
Merck & Co., Inc.	98,200	6,468,434	2.21%
Pfizer, Inc.	157,200	6,276,996	2.15%
		48,869,155	16.71%
Industrials - 7.45%
Emerson Electric Co.	80,600	5,825,768	1.99%
General Electric Co.	360,034	4,907,263	1.68%
Johnson Controls International PLC (a)	148,800	5,581,488	1.91%
United Parcel Service, Inc., Class B	45,700	5,478,973	1.87%
		21,793,492	7.45%

Information Technology - 7.75%
Cisco Systems, Inc.	140,110	5,925,252	2.03%
HP, Inc.	249,600	5,760,768	1.97%
Intel Corp.	120,900	5,815,290	1.99%
International Business Machines Corp.	35,600	5,159,508	1.76%
		22,660,818	7.75%
Telecommunication Services - 3.60%
AT&T, Inc.	155,460	4,970,056	1.70%
Verizon Communications, Inc.	107,700	5,561,628	1.90%
		10,531,684	3.60%
Total Common Stocks (Cost $258,388,700)		283,843,980	97.04%

SHORT-TERM INVESTMENTS - 3.06%
Money Market Funds - 3.06%
Fidelity Government Portfolio, Institutional Class, 1.80% (b)	8,951,845	8,951,845	3.06%
Total Short-Term Investments (Cost $8,951,845)		8,951,845	3.06%

Total Investments (Cost $267,340,545) - 100.10%		292,795,825	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(301,037)	(0.10)%
TOTAL NET ASSETS - 100.00%		$292,494,788	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	U.S.-traded security of a foreign corporation.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a securityneeds to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$26,993,253	$–	$–	$26,993,253
Consumer Staples	46,001,871	–	–	46,001,871
Energy	74,968,971	–	–	74,968,971
Financials	32,024,736	–	–	32,024,736
Health Care	48,869,155	–	–	48,869,155
Industrials	21,793,492	–	–	21,793,492
Information Technology	22,660,818	–	–	22,660,818
Telecommunication Services	10,531,684	–	–	10,531,684
Total Common Stocks	$283,843,980	$–	$–	$283,843,980

Short-Term Investments
Money Market Funds	$8,951,845	$–	$–	$8,951,845
Total Short-Term Investments	$8,951,845	$–	$–	$8,951,845

Total Investments	$292,795,825	$–	$–	$292,795,825

Hennessy Total Return Fund
Schedule of Investments
July 31, 2018 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 69.12%
Consumer Staples - 12.97%
The Coca-Cola Co.	102,100	$4,760,923	6.79%
The Procter & Gamble Co.	53,600	4,335,168	6.18%
		9,096,091	12.97%
Energy - 14.14%
Chevron Corp.	40,800	5,151,816	7.35%
Exxon Mobil Corp.	58,400	4,760,184	6.79%
		9,912,000	14.14%
Health Care - 13.01%
Merck & Co., Inc.	56,100	3,695,307	5.27%
Pfizer, Inc.	135,900	5,426,487	7.74%
		9,121,794	13.01%
Industrials - 4.39%
General Electric Co.	225,600	3,074,928	4.39%

Information Technology - 17.44%
Cisco Systems, Inc.	137,300	5,806,417	8.28%
Intel Corp.	40,300	1,938,430	2.77%
International Business Machines Corp.	30,900	4,478,337	6.39%
		12,223,184	17.44%
Telecommunication Services - 7.17%
Verizon Communications, Inc.	97,300	5,024,572	7.17%
Total Common Stocks (Cost $44,344,742)		48,452,569	69.12%

SHORT-TERM INVESTMENTS - 66.86%
Money Market Funds - 0.69%
Fidelity Government Portfolio, Institutional Class, 1.80% (a)	482,959	482,959	0.69%

U.S. Treasury Bills (c) - 66.17%
1.880%, 08/16/2018 (b)	15,000,000	14,988,375	21.38%
1.900%, 09/20/2018 (b)	16,500,000	16,456,802	23.48%
1.980%, 10/18/2018 (b)	15,000,000	14,936,585	21.31%
		46,381,762	66.17%
Total Short-Term Investments (Cost $46,865,005)		46,864,721	66.86%

Total Investments (Cost $91,209,747) - 135.98%		95,317,290	135.98%
Liabilities in Excess of Other Assets - (35.98)%		(25,221,176)	(35.98)%
TOTAL NET ASSETS - 100.00%		$70,096,114	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of July 31, 2018.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$9,096,091	$–	$–	$9,096,091
Energy	9,912,000	–	–	9,912,000
Health Care	9,121,794	–	–	9,121,794
Industrials	3,074,928	–	–	3,074,928
Information Technology	12,223,184	–	–	12,223,184
Telecommunication Services	5,024,572	–	–	5,024,572
Total Common Stocks	$48,452,569	$–	$–	$48,452,569

Short-Term Investments
Money Market Funds	$482,959	$–	$–	$482,959
U.S. Treasury Bills	–	46,381,762	–	46,381,762
Total Short-Term Investments	$482,959	$46,381,762	$–	$46,864,721

Total Investments	$48,935,528	$46,381,762	$–	$95,317,290

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$8,995,000	Jefferies LLC	2.15%	5/17/2018	8/16/2018	$9,043,885
9,894,500	Jefferies LLC	2.15%	6/22/2018	9/20/2018	9,947,683
8,995,000	Jefferies LLC	2.25%	7/20/2018	10/18/2018	9,045,597
$27,884,500					$28,037,165

As of July 31, 2018, the fair value of securities held as collateral for reverse repurchase agreements was $30,921,172 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.  The face value of the reverse repurchase agreements at July 31, 2018, was $27,884,500.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.

The face value plus interest due at maturity is equal to $28,037,165.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of
	Shares/ Par Amount	Value	% of Net Assets
COMMON STOCKS - 60.79%
Consumer Discretionary - 14.25%
CarMax, Inc. (a)	80,078	$5,980,225	2.55%
Carnival Corp. (b)	96,971	5,744,562	2.44%
Dollar Tree, Inc. (a)	66,256	6,047,848	2.57%
Home Depot, Inc.	24,028	4,746,010	2.02%
Lowe’s Companies, Inc.	20,820	2,068,259	0.88%
NIKE, Inc., Class B	64,296	4,945,005	2.10%
O’Reilly Automotive, Inc. (a)	12,951	3,963,006	1.69%
		33,494,915	14.25%
Consumer Staples - 2.83%
Altria Group, Inc.	69,608	4,084,598	1.74%
The Coca-Cola Co.	55,126	2,570,525	1.09%
		6,655,123	2.83%
Energy - 1.39%
Chevron Corp.	25,792	3,256,756	1.39%
Financials - 14.83%
Alleghany Corp.	7,287	4,585,490	1.95%
Bank of America Corp.	82,267	2,540,405	1.08%
Berkshire Hathaway, Inc., Class B (a)	50,657	10,023,501	4.27%
BlackRock, Inc.	11,415	5,739,005	2.44%
The Progressive Corp.	119,622	7,178,516	3.06%
Wells Fargo & Co.	83,403	4,778,158	2.03%
		34,845,075	14.83%
Health Care - 3.00%
Alexion Pharmaceuticals, Inc. (a)	31,445	4,180,927	1.78%
Bristol-Myers Squibb Co.	48,846	2,869,703	1.22%
		7,050,630	3.00%
Industrials - 8.58%
Deere & Co.	26,013	3,766,422	1.60%
FedEx Corp.	13,299	3,269,825	1.39%
General Dynamics Corp.	20,946	4,184,173	1.78%
Norfolk Southern Corp.	37,102	6,270,238	2.67%
Southwest Airlines Co.	45,909	2,670,068	1.14%
		20,160,726	8.58%
Information Technology - 11.55%
Alphabet, Inc., Class C (a)	6,579	8,008,353	3.41%
Apple, Inc.	42,110	8,013,112	3.41%
Cisco Systems, Inc.	95,338	4,031,844	1.71%
Visa, Inc., Class A	51,957	7,104,600	3.02%
		27,157,909	11.55%
Materials - 3.43%
Albemarle Corp.	42,719	4,024,130	1.71%
NewMarket Corp.	9,868	4,040,354	1.72%
		8,064,484	3.43%
Telecommunication Services - 0.93%
Verizon Communications, Inc.	42,284	2,183,546	0.93%
Total Common Stocks (Cost $106,249,155)		142,869,164	60.79%

PREFERRED STOCKS - 2.03%
Consumer Staples - 0.09%
CHS, Inc., Series 4, 7.500%, Perpetual	7,380	205,459	0.09%

Energy - 0.06%
Enbridge, Inc., Series B, 6.375% to 04/15/2023, 3.593% to 04/15/2028, 3.843% to 04/15/2043 then 3 Month LIBOR USD + 4.593%, 04/15/2078 (b)(f)	5,095	130,024	0.06%

Financials - 1.75%
Aegon N.V., 6.375%, Perpetual (b)	4,050	105,138	0.05%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	5,200	127,972	0.06%
Axis Capital Holdings Ltd, Series E, 5.500%, Perpetual (b)	2,700	67,068	0.03%
Banc of California, Inc., Series E, 7.000%, Perpetual	4,065	107,316	0.05%
Bank of America Corp.
Series GG, 6.000%, Perpetual (a)	4,000	103,240	0.04%
Series CC, 6.200%, Perpetual	2,440	63,538	0.03%
BB&T Corp.
5.625%, Perpetual	4,575	121,283	0.05%
Series F, 5.200%, Perpetual	4,800	120,768	0.05%
Capital One Financial Corp.
Series F, 6.200%, Perpetual	4,610	121,566	0.05%
Series H, 6.000%, Perpetual	4,675	120,849	0.05%
Citigroup, Inc.
Series C, 5.800%, Perpetual	3,935	98,847	0.04%
Series S, 6.300%, Perpetual	3,855	101,348	0.04%
Fannie Mae Preferred, Series S, 8.250%, Perpetual (a)	7,000	44,030	0.02%
Fifth Third Bancorp, Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%, Perpetual (f)	1,300	35,464	0.02%
First Republic Bank
Series F, 5.700%, Perpetual	3,465	88,877	0.04%
Series G, 5.500%, Perpetual	3,610	90,322	0.04%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	6,290	166,119	0.07%
IBERIABANK Corp., Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	51,466	0.02%
ING Groep N.V., 6.125%, Perpetual (b)	2,055	52,978	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual	9,030	241,011	0.10%
KeyCorp
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Pepetual (f)	4,520	122,356	0.05%
Series F, 5.650%, Pepetual (a)	2,355	58,263	0.03%
Legg Mason, Inc.
5.450%, 09/15/2056	2,295	56,228	0.03%
6.375%, 03/15/2056	2,051	54,228	0.02%
MetLife, Inc., Series E, 5.625%, Pepetual (a)	5,035	128,191	0.06%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (f)	7,585	203,733	0.09%
National General Holdings Corp., Series C, 7.500%, Perpetual	2,795	70,127	0.03%
Regions Financial Corp., Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	4,355	118,587	0.05%
State Street Corp.
Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,465	121,180	0.05%
Series E, 6.000%, Perpetual	2,175	57,094	0.02%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,220	55,167	0.02%
The Allstate Corp., Series G, 5.625%, Perpetual	5,700	147,459	0.06%
The Charles Schwab Corp.
Series C, 6.000%, Perpetual	4,575	121,558	0.05%
Series D, 5.950%, Perpetual	4,625	121,915	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	2,715	72,816	0.03%
Series N, 6.300%, Perpetual	2,755	72,208	0.03%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.447%, Perpetual (d)(f)	3,240	90,202	0.04%
Validus Holdings Ltd., Series A, 5.875%, Perpetual (b)	5,700	147,687	0.06%
Webster Financial Corp., Series F, 5.250%, Perpetual	1,075	26,122	0.01%
Wells Fargo & Co.
Series V, 6.000%, Perpetual	4,610	120,090	0.05%
Series X, 5.500%, Perpetual	5,045	126,377	0.05%
		4,120,788	1.75%
Telecommunication Services - 0.06%
AT&T, Inc., 5.350%, 11/01/2066	5,300	131,016	0.06%

Utilities - 0.07%
DTE Energy Co., Series F, 6.000%, 12/15/2076	2,605	68,720	0.03%
The Southern Co., 6.250%, 10/15/2075	4,025	104,891	0.04%
		173,611	0.07%
Total Preferred Stocks (Cost $4,827,966)		4,760,898	2.03%

REITS - 0.69%
Financials - 0.69%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (f)	5,050	128,623	0.05%
Apollo Commercial Real Estate Finance, Inc.	9,010	172,001	0.07%
Chimera Investment Corp.	9,270	177,057	0.07%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	4,925	126,572	0.05%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	2,665	69,556	0.03%
Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then 3 Month LIBOR USD + 5.289%, Perpetual (f)	5,150	128,750	0.05%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,505	110,368	0.05%
Public Storage, Series B, 5.400%, Pepetual	3,275	83,120	0.04%
Starwood Property Trust, Inc.	7,765	177,353	0.08%
Two Harbors Investment Corp.	10,655	165,153	0.07%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027 then 3 Month LIBOR USD + 5.352%, Perpetual (f)	8,105	207,164	0.09%
Vornado Realty Trust, Series M, 5.250%, Perpetual	3,495	80,944	0.04%
		1,626,661	0.69%
Total REITS (Cost $1,594,584)		1,626,661	0.69%

CORPORATE BONDS - 25.02%
Consumer Discretionary - 0.49%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	1,162,956	0.49%

Consumer Staples - 0.58%
CVS Health Corp., 4.125%, 05/15/2021	1,000,000	1,017,051	0.43%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	345,400	0.15%
		1,362,451	0.58%
Energy - 2.41%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,164,890	0.49%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	993,362	0.42%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,612,225	0.69%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	749,032	0.32%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,146,453	0.49%
		5,665,962	2.41%
Financials - 12.54%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,009,610	0.43%
4.875%, 06/01/2022	1,000,000	1,045,649	0.44%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	719,145	0.31%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,548,280	0.66%
Capital One NA, 2.250%, 09/13/2021	500,000	480,018	0.20%
Comerica, Inc., 2.125%, 05/23/2019	500,000	497,500	0.21%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,283,445	0.55%
Discover Financial Services, 5.200%, 04/27/2022	900,000	936,499	0.40%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	620,322	0.26%
Fifth Third Bancorp, 2.375%, 04/25/2019	1,775,000	1,771,241	0.75%
General Electric Capital Corp., 6.000%, 08/07/2019	610,000	628,974	0.27%
Huntington Bancshares, Inc., 4.000%, 05/15/2025	765,000	765,539	0.33%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	962,709	0.41%
KeyCorp
2.300%, 12/13/2018	1,800,000	1,798,764	0.77%
5.100%, 03/24/2021	950,000	990,203	0.42%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	813,264	0.35%
Morgan Stanley, 5.500%, 07/28/2021	2,333,000	2,468,871	1.05%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	398,948	0.17%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	708,785	0.30%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,440,372	0.61%
5.625%, 04/01/2024	700,000	753,093	0.32%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,188,027	0.51%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,246,440	0.53%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,137,904	0.48%
6.000%, 06/15/2020	1,500,000	1,572,991	0.67%
The Toronto-Dominion Bank, 2.125%, 07/02/2019 (b)	1,500,000	1,493,066	0.63%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	461,222	0.20%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	731,782	0.31%
		29,472,663	12.54%

Health Care - 3.12%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	671,978	0.28%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,007,723	0.43%
3.625%, 05/22/2024	1,500,000	1,499,720	0.64%
Celgene Corp., 3.625%, 05/15/2024	1,600,000	1,576,961	0.67%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	1,450,000	1,458,381	0.62%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	675,848	0.29%
Zoetis, Inc., 3.250%, 02/01/2023	450,000	443,238	0.19%
		7,333,849	3.12%
Industrials - 0.43%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,003,047	0.43%

Information Technology - 1.34%
Alibaba Group Holding Ltd, 3.600%, 11/28/2024 (b)	1,000,000	987,438	0.42%
Apple, Inc., 4.500%, 02/23/2036	250,000	272,436	0.12%
Corning, Inc.
6.625%, 05/15/2019	695,000	711,707	0.30%
6.850%, 03/01/2029	275,000	327,881	0.14%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	607,635	0.26%
Oracle Corp., 2.650%, 07/15/2026	250,000	233,894	0.10%
		3,140,991	1.34%
Materials - 1.61%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,029,727	0.44%
Goldcorp, Inc., 3.625%, 06/09/2021 (b)	750,000	747,905	0.32%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	995,585	0.42%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,020,280	0.43%
		3,793,497	1.61%
Retail Trade - 0.45%
Macy’s Retail Holdings, Inc.
4.375%, 09/01/2023	900,000	902,188	0.39%
4.500%, 12/15/2034	175,000	149,808	0.06%
		1,051,996	0.45%
Telecommunication Services - 2.05%
AT&T, Inc.
3.000%, 02/15/2022	500,000	489,581	0.21%
4.250%, 03/01/2027	980,000	971,513	0.41%
5.350%, 09/01/2040	200,000	198,962	0.08%
5.800%, 02/15/2019	800,000	812,776	0.35%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,193,659	0.51%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,150,842	0.49%
		4,817,333	2.05%
Total Corporate Bonds (Cost $59,269,374)		58,804,745	25.02%

MORTGAGE BACKED SECURITIES - 4.56%
Fannie Mae Pool
3.000%, 10/01/2043	2,593,691	2,522,348	1.07%
3.500%, 01/01/2042	512,879	512,528	0.22%
4.000%, 10/01/2041	584,120	597,992	0.25%
4.000%, 12/01/2041	528,349	540,897	0.23%
4.500%, 08/01/2020	20,811	21,069	0.01%
6.000%, 10/01/2037	129,682	141,758	0.06%
Fannie Mae REMICS
Series 13-52, 1.250%, 06/25/2043	165,546	146,215	0.06%
Series 12-22, 2.000%, 11/25/2040	141,936	136,399	0.06%
Series 12-16, 2.000%, 11/25/2041	125,083	118,077	0.05%
Series, 10-134, 2.250%, 03/25/2039	112,576	110,103	0.05%
Freddie Mac Gold Pool
3.000%, 05/01/2042	931,755	906,417	0.39%
3.000%, 09/01/2042	1,787,242	1,738,940	0.74%
3.500%, 01/01/2048	1,737,539	1,722,438	0.73%
5.000%, 05/01/2020	18,460	18,620	0.01%
5.500%, 04/01/2037	76,038	82,952	0.03%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	103,947	99,945	0.04%
Series 4309, 2.000%, 10/15/2043	101,989	96,414	0.04%
Series 3870, 2.500%, 08/15/2040	78,026	75,720	0.03%
Series 3928, 2.750%, 01/15/2041	279,399	276,691	0.12%
Seires 4016, 3.000%, 09/15/2039	319,975	315,068	0.14%
Series 4322, 3.000%, 05/15/2043	307,677	304,174	0.13%
Government National Mortgage Association, 1.750%, 02/16/2043	262,282	240,537	0.10%
Total Mortgage Backed Securities (Cost $11,007,444)		10,725,302	4.56%

U.S. TREASURY OBLIGATIONS - 1.92%
U.S. Treasury Bonds - 0.42%
U.S. Treasury Bonds, 3.625%, 02/15/2044	900,000	986,414	0.42%

U.S. Treasury Notes - 1.50%
U.S. Treasury Notes
2.625%, 11/15/2020	1,250,000	1,247,339	0.53%
3.625%, 08/15/2019	2,250,000	2,275,796	0.97%
		3,523,135	1.50%
Total U.S. Treasury Obligations (Cost $4,593,602)		4,509,549	1.92%

U.S. GOVERNMENT AGENCY ISSUES - 2.65%
Fannie Mae
1.500%, 08/10/2021	1,000,000	956,793	0.41%
1.500%, 04/18/2028 (g)	1,000,000	991,076	0.42%
2.500%, 03/30/2026 (g)	1,200,000	1,195,721	0.51%
Federal Home Loan Banks
1.250%, 10/17/2031 (g)	1,250,000	1,191,102	0.50%
2.750%, 07/11/2031	800,000	723,095	0.31%
Freddie Mac
2.000%, 10/27/2023 (g)	1,200,000	1,176,001	0.50%
Total U.S. Government Agency Issues (Cost $6,398,259)		6,233,788	2.65%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.24%
Apollo Investment Corp.	30,270	180,106	0.08%
Ares Capital Corp.	10,130	170,691	0.07%
BlackRock TCP Capital Corp.	11,000	163,350	0.07%
FS Investment Corp.	21,350	174,003	0.07%
Guggenheim Credit Allocation Fund	34,000	750,380	0.32%
Hercules Capital, Inc.	13,115	177,184	0.08%
Monroe Capital Corp.	12,670	169,525	0.07%
New Mountain Finance Corp.	12,065	171,926	0.07%
SPDR Barclays Capital High Yield Bond	1,000	35,940	0.02%
SPDR Barclays Short Term High Yield	4,000	110,160	0.05%
SPDR Wells Fargo Preferred Stock ETF	2,800	120,848	0.05%
TPG Specialty Lending, Inc.	8,965	174,907	0.07%
Vanguard High-Yield Corporate Fund	89,820	515,567	0.22%
Total Investment Companies (Excluding Money Market Funds) (Cost $2,927,236)		2,914,587	1.24%

SHORT-TERM INVESTMENTS - 0.74%
Money Market Funds - 0.74%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	1,750,896	1,750,896	0.74%
Total Short-Term Investments (Cost $1,750,896)		1,750,896	0.74%

Total Investments (Cost $198,618,516) - 99.64%		234,195,590	99.64%
Other Assets in Excess of Liabilities - 0.36%		835,748	0.36%
TOTAL NET ASSETS - 100.00%		$235,031,338	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended July 31, 2018, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$93,213
	Purchase Cost	$-
	Sales Cost	$-
	Ending Cost	$93,213
	Dividend Income	$3,949
	Net Change in Unrealized Appreciation	$(3,046)
	Realized Gain/Loss	$-
	Shares	3,240
	Market Value	$90,202
(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors.  As of July 31, 2018, the market value of this security totaled $1,283,445, which represents 0.55% of net assets.

(f)	Variable rate security; rate disclosed is the current rate as of July 31, 2018.
(g)	Step-up bond; rate disclosed is the current rate as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a securityneeds to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$33,494,915	$–	$–	$33,494,915
Consumer Staples	6,655,123	–	–	6,655,123
Energy	3,256,756	–	–	3,256,756
Financials	34,845,075	–	–	34,845,075
Health Care	7,050,630	–	–	7,050,630
Industrials	20,160,726	–	–	20,160,726
Information Technology	27,157,909	–	–	27,157,909
Materials	8,064,484	–	–	8,064,484
Telecommunication Services	2,183,546	–	–	2,183,546
Total Common Stocks	$142,869,164	$–	$–	$142,869,164

Preferred Stocks
Consumer Staples	$205,459	$–	$–	$205,459
Energy	130,024	–	–	130,024
Financials	4,069,322	51,466	–	4,120,788
Telecommunication Services	131,016	–	–	131,016
Utilities	173,611	–	–	173,611
Total Preferred Stocks	$4,709,432	$51,466	$–	$4,760,898

REITS
Financials	$1,626,661	$–	$–	$1,626,661
Total REITS	$1,626,661	$–	$–	$1,626,661

Corporate Bonds
Consumer Discretionary	$–	$1,162,956	$–	$1,162,956
Consumer Staples	–	1,362,451	–	1,362,451
Energy	–	5,665,962	–	5,665,962
Financials	–	29,472,663	–	29,472,663
Health Care	–	7,333,849	–	7,333,849
Industrials	–	1,003,047	–	1,003,047
Information Technology	–	3,140,991	–	3,140,991
Materials	–	3,793,497	–	3,793,497
Retail Trade	–	1,051,996	–	1,051,996
Telecommunication Services	–	4,817,333	–	4,817,333
Total Corporate Bonds	$–	$58,804,745	$–	$58,804,745

Mortgage Backed Securities	$–	$10,725,302	$–	$10,725,302

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$986,414	$–	$986,414
U.S. Treasury Notes	–	3,523,135	–	3,523,135
Total U.S. Treasury Obligations	$–	$4,509,549	$–	$4,509,549

U.S. Government Agency Issues	$–	$6,233,788	$–	$6,233,788

Investment Companies (Excluding Money Market Funds)	$2,914,587	$–	$–	$2,914,587

Short-Term Investments
Money Market Funds	$1,750,896	$–	$–	$1,750,896
Total Short-Term Investments	$1,750,896	$–	$–	$1,750,896

Total Investments	$153,870,740	$80,324,850	$–	$234,195,590

Hennessy Balanced Fund
Schedule of Investments
July 31, 2018 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 48.17%
Consumer Staples - 9.50%
The Coca-Cola Co.	12,250	$571,217	4.91%
The Procter & Gamble Co.	6,600	533,808	4.59%
		1,105,025	9.50%
Energy - 9.60%
Chevron Corp.	4,580	578,317	4.97%
Exxon Mobil Corp.	6,600	537,966	4.63%
		1,116,283	9.60%
Health Care - 7.39%
Merck & Co., Inc.	4,200	276,654	2.38%
Pfizer, Inc.	14,602	583,058	5.01%
		859,712	7.39%
Industrials - 3.44%
General Electric Co.	29,352	400,068	3.44%

Information Technology - 13.49%
Cisco Systems, Inc.	14,694	621,409	5.34%
Intel Corp.	8,400	404,040	3.48%
International Business Machines Corp.	3,746	542,908	4.67%
		1,568,357	13.49%
Telecommunication Services - 4.75%
Verizon Communications, Inc.	10,708	552,961	4.75%
Total Common Stocks (Cost $5,135,667)		5,602,406	48.17%

SHORT-TERM INVESTMENTS - 52.39%
Money Market Funds - 4.03%
Fidelity Government Portfolio, Institutional Class, 1.80% (a)	469,267	469,267	4.03%

U.S. Treasury Bills - 48.36%
2.010%, 11/08/2018 (b)	500,000	497,257	4.27%
2.070%, 12/06/2018 (b)	1,000,000	992,839	8.54%
2.160%, 1/31/2019 (b)	2,000,000	1,978,243	17.01%
2.275%, 5/23/2019 (b)	1,000,000	981,286	8.44%
2.275%, 6/20/2019 (b)	800,000	783,392	6.74%
2.335%, 7/18/2019 (b)	400,000	390,874	3.36%
		5,623,891	48.36%
Total Short-Term Investments (Cost $6,099,284)		6,093,158	52.39%

Total Investments (Cost $11,234,951) - 100.56%		11,695,564	100.56%
Liabilities in Excess of Other Assets - (0.56)%		(65,477)	(0.56)%
TOTAL NET ASSETS - 100.00%		$11,630,087	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of July 31, 2018.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$1,105,025	$–	$–	$1,105,025
Energy	1,116,283	–	–	1,116,283
Health Care	859,712	–	–	859,712
Industrials	400,068	–	–	400,068
Information Technology	1,568,357	–	–	1,568,357
Telecommunication Services	552,961	–	–	552,961
Total Common Stocks	$5,602,406	$–	$–	$5,602,406

Short-Term Investments
Money Market Funds	$469,267	$–	$–	$469,267
U.S. Treasury Bills	–	5,623,891	–	5,623,891
Total Short-Term Investments	$469,267	$5,623,891	$–	$6,093,158

Total Investments	$6,071,673	$5,623,891	$–	$11,695,564

Hennessy Gas Utility Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.63%
Energy - 21.36%
Cheniere Energy, Inc. (a)	780,917	$49,588,229	4.82%
Enbridge, Inc. (b)	1,453,765	51,506,894	5.01%
EQT Corp.	144,682	7,187,802	0.70%
Kinder Morgan, Inc.	2,879,101	51,190,416	4.97%
Tellurian, Inc. (a)	1,000,690	7,815,389	0.76%
TransCanada Corp. (b)	1,167,853	52,494,992	5.10%
		219,783,722	21.36%
Financials - 0.56%
Berkshire Hathaway, Inc., Class A (a)	19	5,729,450	0.56%

Utilities - 75.71%
Algonquin Power & Utilities Corp. (b)	338,664	3,325,680	0.32%
ALLETE, Inc.	1,775	137,616	0.01%
Ameren Corp.	120,240	7,462,094	0.73%
Atmos Energy Corp.	569,086	52,281,931	5.08%
Avangrid, Inc.	23,200	1,161,392	0.11%
Avista Corp.	67,572	3,417,792	0.33%
Black Hills Corp.	151,547	9,088,274	0.88%
Centerpoint Energy, Inc.	662,828	18,877,341	1.84%
Chesapeake Utilities Corp.	71,658	6,008,523	0.58%
CMS Energy Corp.	502,998	24,314,923	2.36%
Consolidated Edison, Inc.	341,936	26,989,008	2.62%
Corning Natural Gas Holding Corp.	16,999	310,239	0.03%
Dominion Resources, Inc.	728,296	52,226,106	5.08%
DTE Energy Co.	235,304	25,539,896	2.48%
Duke Energy Corp.	334,787	27,325,315	2.66%
Entergy Corp.	9,560	777,037	0.08%
Eversource Energy	175,075	10,630,554	1.03%
Exelon Corp.	283,631	12,054,318	1.17%
Fortis, Inc. (b)	387,776	12,707,420	1.24%
MDU Resources Group, Inc.	479,407	13,902,803	1.35%
MGE Energy, Inc.	37,229	2,382,656	0.23%
National Fuel Gas Co.	317,924	17,072,519	1.66%
National Grid PLC - ADR (b)	904,844	48,933,964	4.76%
New Jersey Resources Corp.	322,634	14,921,823	1.45%
NiSource, Inc.	1,257,781	32,928,707	3.20%
Northwest Natural Gas Co.	161,803	10,541,465	1.02%
NorthWestern Corp.	57,398	3,405,423	0.33%
ONE Gas, Inc.	299,675	23,086,962	2.24%
PG&E Corp.	752,449	32,415,503	3.15%
PPL Corp.	370,419	10,656,955	1.04%
Public Service Enterprise Group, Inc.	497,490	25,650,584	2.49%
RGC Resources, Inc.	46,794	1,327,546	0.13%
SCANA Corp.	137,966	5,517,260	0.54%
Sempra Energy	438,340	50,667,721	4.93%
South Jersey Industries, Inc.	358,671	12,169,707	1.18%
Southwest Gas Holdings, Inc.	239,317	18,714,589	1.82%
Spire, Inc.	241,491	17,290,756	1.68%
The Southern Co.	1,080,200	52,497,720	5.10%
UGI Corp.	253,752	13,484,381	1.31%
Unitil Corp.	51,798	2,637,036	0.26%
Vectren Corp.	260,628	18,627,083	1.81%
WEC Energy Group, Inc.	594,740	39,472,894	3.84%
Xcel Energy, Inc.	341,399	15,997,957	1.56%
		778,939,473	75.71%
Total Common Stocks (Cost $596,947,939)		1,004,452,645	97.63%

PARTNERSHIPS - 1.17%
Plains GP Holdings L.P., Class A	497,255	12,078,324	1.17%
Total Partnerships (Cost $12,353,393)		12,078,324	1.17%

SHORT-TERM INVESTMENTS - 1.06%
Money Market Funds - 1.06%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	10,871,289	10,871,289	1.06%
Total Short-Term Investments (Cost $10,871,289)		10,871,289	1.06%

Total Investments (Cost $620,172,621) - 99.86%		1,027,402,258	99.86%
Other Assets in Excess of Liabilities - 0.14%		1,426,767	0.14%
TOTAL NET ASSETS - 100.00%		$1,028,829,025	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$219,783,722	$–	$–	$219,783,722
Financials	5,729,450	–	–	5,729,450
Utilities	778,939,473	–	–	778,939,473
Total Common Stocks	$1,004,452,645	$–	$–	$1,004,452,645

Partnerships
Energy	$12,078,324	$–	$–	$12,078,324
Total Partnerships	$12,078,324	$–	$–	$12,078,324

Short-Term Investments
Money Market Funds	$10,871,289	$–	$–	$10,871,289
Total Short-Term Investments	$10,871,289	$–	$–	$10,871,289

Total Investments	$1,027,402,258	$–	$–	$1,027,402,258

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.11%
Financials - 97.11%
Banc of California, Inc.	345,000	$6,900,000	3.61%
BankUnited, Inc.	165,000	6,411,900	3.36%
Banner Corp.	70,000	4,407,900	2.31%
Beneficial Bancorp, Inc.	255,000	4,143,750	2.17%
Blue Hills Bancorp, Inc.	45,000	985,500	0.52%
BofI Holding, Inc. (a)	95,000	3,706,900	1.94%
Brookline Bancorp, Inc.	530,000	9,646,000	5.05%
Capstar Financial Holdings, Inc. (a)	147,000	2,631,300	1.38%
Columbia Financial, Inc. (a)	350,000	5,876,500	3.08%
ConnectOne Bancorp, Inc.	285,000	7,068,000	3.70%
Dime Community Bancshares, Inc.	230,000	3,956,000	2.07%
Eagle Bancorp, Inc. (a)	140,000	7,567,000	3.96%
FCB Financial Holdings, Inc., Class A (a)	120,000	6,120,000	3.21%
First BanCorp. (a)(b)	560,000	4,603,200	2.41%
First Connecticut Bancorp, Inc.	150,000	4,665,000	2.44%
Flushing Financial Corp.	130,000	3,260,400	1.71%
Green Bancorp, Inc.	200,000	4,860,000	2.55%
Guaranty Bancshares, Inc.	7,500	235,200	0.12%
HarborOne Bancorp, Inc. (a)	285,000	5,229,750	2.74%
Hingham Institution for Savings	45,000	9,948,150	5.21%
Hope Bancorp, Inc.	50,000	839,000	0.44%
IBERIABANK Corp.	70,000	5,817,000	3.05%
Independent Bank Corp.	55,000	4,862,000	2.55%
Kearny Financial Corp. of Maryland	515,000	7,390,250	3.87%
Meridian Bancorp, Inc.	445,000	8,143,500	4.27%
Midland States Bancorp, Inc.	120,000	4,041,600	2.12%
OceanFirst Financial Corp.	325,000	9,480,250	4.97%
Opus Bank	270,000	7,641,000	4.00%
PacWest Bancorp	87,000	4,369,140	2.29%
Provident Financial Services, Inc.	85,000	2,170,900	1.14%
Sterling Bancorp	200,000	4,440,000	2.32%
Union Bankshares Corp.	235,000	9,519,850	4.99%
United Financial Bancorp, Inc.	240,000	4,202,400	2.20%
Washington Federal, Inc.	170,000	5,703,500	2.99%
Western Alliance Bancorp (a)	10,000	567,200	0.30%
Wintrust Financial Corp.	45,000	3,947,850	2.07%
Total Common Stocks (Cost $149,783,617)		185,357,890	97.11%

SHORT-TERM INVESTMENTS - 2.48%
Money Market Funds - 2.48%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	4,730,318	4,730,318	2.48%
Total Short-Term Investments (Cost $4,730,318)		4,730,318	2.48%

Total Investments (Cost $154,513,935) - 99.59%		190,088,208	99.59%
Other Assets in Excess of Liabilities - 0.41%		783,187	0.41%
TOTAL NET ASSETS - 100.00%		$190,871,395	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$185,357,890	$–	$–	$185,357,890
Total Common Stocks	$185,357,890	$–	$–	$185,357,890

Short-Term Investments
Money Market Funds	$4,730,318	$–	$–	$4,730,318
Total Short-Term Investments	$4,730,318	$–	$–	$4,730,318

Total Investments	$190,088,208	$–	$–	$190,088,208

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.34%
Financials - 69.49%
American Express Co.	16,500	$1,642,080	3.07%
Bank of America Corp.	86,000	2,655,680	4.97%
Berkshire Hathaway, Inc., Class B (a)	12,500	2,473,375	4.63%
Capital One Financial Corp.	24,000	2,263,680	4.24%
Citigroup, Inc.	34,000	2,444,260	4.57%
Citizens Financial Group, Inc.	30,000	1,193,400	2.23%
E*TRADE Financial Corp. (a)	19,500	1,166,295	2.18%
Fifth Third Bancorp	29,000	858,110	1.61%
JPMorgan Chase & Co.	23,000	2,643,850	4.95%
Moody’s Corp.	15,000	2,566,800	4.80%
Morgan Stanley	45,000	2,275,200	4.26%
MSCI, Inc.	12,500	2,077,375	3.89%
State Street Corp.	15,000	1,324,650	2.48%
SunTrust Banks, Inc.	22,000	1,585,540	2.97%
The Charles Schwab Corp.	45,000	2,297,700	4.30%
The Goldman Sachs Group, Inc.	9,000	2,136,870	4.00%
The PNC Financial Services Group, Inc.	14,500	2,100,035	3.93%
U.S. Bancorp (c)	19,000	1,007,190	1.89%
Wells Fargo & Co.	25,000	1,432,250	2.68%
Zions Bancorporation	19,000	982,300	1.84%
		37,126,640	69.49%
Information Technology - 29.85%
Global Payments, Inc.	20,000	2,251,400	4.22%
Mastercard, Inc., Class A	13,900	2,752,200	5.15%
PayPal Holdings, Inc. (a)	31,500	2,587,410	4.84%
Square, Inc., Class A (a)	13,000	840,450	1.57%
Total System Services, Inc.	25,000	2,288,500	4.28%
Visa, Inc., Class A	20,500	2,803,170	5.25%
Zillow Group, Inc., Class A (a)	43,000	2,423,910	4.54%
		15,947,040	29.85%
Total Common Stocks (Cost $44,607,218)		53,073,680	99.34%

SHORT-TERM INVESTMENTS - 0.17%
Money Market Funds - 0.17%
Fidelity Government Portfolio, Institutional Class, 1.80% (b)	90,941	90,941	0.17%
Total Short-Term Investments (Cost $90,941)		90,941	0.17%

Total Investments (Cost $44,698,159) - 99.51%		53,164,621	99.51%
Other Assets in Excess of Liabilities - 0.49%		263,022	0.49%
TOTAL NET ASSETS - 100.00%		$53,427,643	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2018.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended July 31, 2018, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$838,120
	Purchase Cost	$534,575
	Sales Cost	$(369,840)
	Ending Cost	$1,002,855
	Dividend Income	$16,800
	Net Change in Unrealized Appreciation	$(82,005)
	Realized Gain	$48,349
	Shares	19,000
	Market Value	$1,007,190

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$37,126,640	$–	$–	$37,126,640
Information Technology	15,947,040	–	–	15,947,040
Total Common Stocks	$53,073,680	$–	$–	$53,073,680

Short-Term Investments
Money Market Funds	$90,941	$–	$–	$90,941
Total Short-Term Investments	$90,941	$–	$–	$90,941

Total Investments	$53,164,621	$–	$–	$53,164,621

Hennessy Technology Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.72%
Information Technology - 91.72%
Accenture PLC, Class A (b)	444	$70,743	1.54%
Advanced Micro Devices, Inc. (a)	4,680	85,784	1.86%
Alpha & Omega Semiconductor Ltd. (a)(b)	5,047	67,428	1.47%
Amkor Technology, Inc. (a)	8,268	71,766	1.56%
Apple, Inc.	371	70,598	1.53%
Applied Materials, Inc.	1,570	76,349	1.66%
Arrow Electronics, Inc. (a)	935	70,910	1.54%
Automatic Data Processing, Inc.	529	71,410	1.55%
Booz Allen Hamilton Holding Corp.	1,589	75,112	1.63%
Box, Inc., Class A (a)	2,672	64,021	1.39%
Broadridge Financial Solutions, Inc.	603	68,127	1.48%
Cardtronics PLC, Class A (a)(b)	2,904	73,529	1.60%
CDW Corp. of Delaware	846	71,140	1.55%
Cheetah Mobile, Inc. - ADR (a)(b)	7,053	60,092	1.31%
Coherent, Inc. (a)	471	74,446	1.62%
Cornerstone OnDemand, Inc. (a)	1,383	68,320	1.49%
DXC Technology Co.	845	71,605	1.56%
EVERTEC, Inc. (b)	3,206	74,700	1.62%
F5 Networks, Inc. (a)	402	68,895	1.50%
First Data Corp., Class A (a)	3,409	79,293	1.72%
Fiserv, Inc. (a)	943	71,178	1.55%
Fortinet, Inc. (a)	1,134	71,340	1.55%
Hortonworks, Inc. (a)	3,975	69,245	1.51%
Ichor Holdings, Ltd. (a)(b)	3,422	71,862	1.56%
Intuit, Inc.	343	70,054	1.52%
Jabil Circuit, Inc.	2,445	68,876	1.50%
KLA-Tencor Corp.	609	71,509	1.55%
LG Display Co., Ltd. - ADR (a)(b)	8,829	82,816	1.80%
Logitech International S.A. (b)	1,644	72,089	1.57%
Mastercard, Inc., Class A	355	70,290	1.53%
Match Group, Inc. (a)	1,812	65,449	1.42%
Mimecast Ltd. (a)(b)	1,602	57,528	1.25%
NCR Corp. (a)	2,378	66,394	1.44%
NetApp, Inc.	928	71,939	1.56%
ON Semiconductor Corp. (a)	3,143	69,303	1.51%
Palo Alto Networks, Inc. (a)	352	69,788	1.52%
Paychex, Inc.	1,063	73,368	1.60%
Paycom Software, Inc. (a)	655	69,594	1.51%
Paylocity Holding Corp. (a)	1,236	71,688	1.56%
Red Hat, Inc. (a)	538	75,982	1.65%
Sabre Corp.	2,855	70,290	1.53%
Sanmina Corp. (a)	2,375	69,113	1.50%
Science Applications International Corp.	809	68,255	1.48%
Seagate Technology PLC (b)	1,274	67,038	1.46%
ServiceNow, Inc. (a)	423	74,431	1.62%
Shutterstock, Inc. (a)	1,502	69,197	1.50%
SMART Global Holdings, Inc. (a)(b)	2,212	67,532	1.47%
SolarEdge Technologies, Inc. (a)	1,367	72,793	1.58%
Splunk, Inc. (a)	720	69,192	1.50%
Syntel, Inc. (a)	2,186	88,730	1.93%
Systemax, Inc.	2,120	94,806	2.06%
Tech Data Corp. (a)	810	67,562	1.47%
The Ultimate Software Group, Inc. (a)	264	73,099	1.59%
TTM Technologies, Inc. (a)	3,953	68,624	1.49%
Ubiquiti Networks, Inc. (a)	838	69,202	1.50%
Versum Materials, Inc.	1,752	67,540	1.47%
Vishay Intertechnology, Inc.	2,964	74,100	1.61%
Weibo Corp. - ADR (a)(b)	815	67,441	1.47%
Xerox Corp.	2,923	75,910	1.65%
Total Common Stocks (Cost $3,912,101)		4,219,415	91.72%

SHORT-TERM INVESTMENTS - 8.57%
Money Market Funds - 8.57%
Fidelity Government Portfolio, Institutional Class, 1.80% (c)	229,000	229,000	4.98%
The Government & Agency Portfolio, Institutional Class, 1.82% (c)	165,103	165,103	3.59%
		394,103	8.57%
Total Short-Term Investments (Cost $394,103)		394,103	8.57%

Total Investments (Cost $4,306,204) - 100.29%	4,613,518	100.29%
Liabilities in Excess of Other Assets - (0.29)%	(13,322)	(0.29)%
TOTAL NET ASSETS - 100.00%	$4,600,196	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Information Technology	$4,219,415	$–	$–	$4,219,415
Total Common Stocks	$4,219,415	$–	$–	$4,219,415

Short-Term Investments
Money Market Funds	$394,103	$–	$–	$394,103
Total Short-Term Investments	$394,103	$–	$–	$394,103

Total Investments	$4,613,518	$–	$–	$4,613,518

Hennessy Japan Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.46%
Consumer Discretionary - 19.16%
Asics Corp.	930,000	$15,079,283	3.12%
Fast Retailing Co., Ltd.	54,800	23,892,143	4.94%
Isuzu Motors, Ltd.	438,900	5,921,215	1.22%
Ryohin Keikaku Co., Ltd.	29,600	9,490,319	1.96%
Shimano, Inc.	166,700	23,928,229	4.94%
Toyota Motor Corp.	220,900	14,431,646	2.98%
		92,742,835	19.16%
Consumer Staples - 15.71%
Japan Tobacco, Inc.	870,600	24,728,575	5.11%
Kao Corp.	321,400	23,388,917	4.83%
Pigeon Corp.	75,400	3,621,142	0.75%
Unicharm Corp.	800,500	24,319,622	5.02%
		76,058,256	15.71%
Financials - 8.12%
Mitsubishi UFJ Financial Group, Inc.	3,628,900	22,374,133	4.62%
Sumitomo Mitsui Financial Group, Inc.	425,800	16,926,897	3.50%
		39,301,030	8.12%
Health Care - 9.71%
Rohto Pharmaceutical Co., Ltd.	797,600	23,896,257	4.94%
Terumo Corp.	421,100	23,085,838	4.77%
		46,982,095	9.71%
Industrials - 26.89%
Daikin Industries	201,200	23,968,019	4.95%
Kubota Corp.	822,200	13,746,840	2.84%
Misumi Group, Inc.	830,200	21,101,180	4.36%
Mitsubishi Corp.	830,200	23,142,990	4.78%
Nidec Corp.	153,600	22,226,427	4.60%
Recruit Holdings Co., Ltd.	949,700	25,947,623	5.36%
		130,133,079	26.89%
Information Technology - 4.58%
Keyence Corp.	42,100	22,180,486	4.58%

Materials - 1.80%
Fuji Seal International, Inc.	232,200	8,690,757	1.80%

Telecommunication Services - 5.49%
Softbank Group Co.	320,600	26,550,606	5.49%
Total Common Stocks (Cost $348,033,409)		442,639,144	91.46%

SHORT-TERM INVESTMENTS - 6.32%
Money Market Funds - 6.32%
Fidelity Government Portfolio, Institutional Class, 1.80% (a)	24,022,000	24,022,000	4.96%
The Government & Agency Portfolio, Institutional Class, 1.82% (a)	6,555,205	6,555,205	1.36%
		30,577,205	6.32%
Total Short-Term Investments (Cost $30,577,205)		30,577,205	6.32%

Total Investments (Cost $378,610,614) - 97.78%		473,216,349	97.78%
Other Assets in Excess of Liabilities - 2.22%		10,752,299	2.22%
TOTAL NET ASSETS - 100.00%		$483,968,648	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$92,742,835	$–	$–	$92,742,835
Consumer Staples	76,058,256	–	–	76,058,256
Financials	39,301,030	–	–	39,301,030
Health Care	46,982,095	–	–	46,982,095
Industrials	130,133,079	–	–	130,133,079
Information Technology	22,180,486	–	–	22,180,486
Materials	8,690,757	–	–	8,690,757
Telecommunication Services	26,550,606	–	–	26,550,606
Total Common Stocks	$442,639,144	$–	$–	$442,639,144

Short-Term Investments
Money Market Funds	$30,577,205	$–	$–	$30,577,205
Total Short-Term Investments	$30,577,205	$–	$–	$30,577,205

Total Investments	$473,216,349	$–	$–	$473,216,349

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.53%
Consumer Discretionary - 18.05%
Bic Camera, Inc.	237,400	$3,575,384	1.57%
DCM Holdings Co., Ltd.	511,100	4,575,514	2.00%
Doshisha Co., Ltd.	200,300	4,510,624	1.97%
Foster Electric Co., Ltd.	155,900	2,081,641	0.91%
Hiramatsu, Inc.	505,100	2,190,882	0.96%
Kasai Kogyo Co., Ltd.	272,900	3,402,250	1.49%
Komeda Holdings Co., Ltd.	167,500	3,216,228	1.41%
Macromill, Inc.	171,100	4,024,442	1.76%
Pacific Industrial Co., Ltd.	253,100	4,135,525	1.81%
Resorttrust, Inc.	174,600	3,194,845	1.40%
Saizeriya Co., Ltd.	159,000	3,294,755	1.44%
Seiren Co., Ltd.	169,800	3,038,678	1.33%
		41,240,768	18.05%
Consumer Staples - 4.21%
Kobe Bussan Co., Ltd.	79,700	3,927,443	1.72%
Nishimoto Co., Ltd.	71,600	3,483,468	1.52%
Soiken Holdings, Inc.	348,600	2,207,296	0.97%
		9,618,207	4.21%
Financials - 2.66%
Aozora Bank, Ltd.	110,400	4,122,166	1.81%
Lifenet Insurance Co. (a)	389,800	1,945,252	0.85%
		6,067,418	2.66%
Health Care - 4.91%
JEOL Ltd.	444,000	4,411,608	1.93%
Nihon Kohden Corp.	156,800	4,220,972	1.85%
Ship Healthcare Holdings, Inc.	66,800	2,589,796	1.13%
		11,222,376	4.91%
Industrials - 40.60%
BELLSYSTEM24 Holdings, Inc.	297,700	5,255,644	2.30%
Benefit One, Inc.	177,200	5,087,081	2.23%
Daihen Corp.	307,000	1,952,126	0.86%
EF-ON, Inc.	299,160	3,761,740	1.65%
Hamakyorex Co., Ltd.	142,400	4,922,202	2.16%
Hanwa Co., Ltd.	122,200	4,666,583	2.04%
Hito Communication, Inc.	196,800	3,162,810	1.38%
Kanematsu Corp.	320,600	4,596,179	2.01%
Kito Corp.	249,600	4,647,562	2.03%
Maeda Kosen Co., Ltd.	143,800	2,765,014	1.21%
METAWATER Co., Ltd.	116,700	3,428,516	1.50%
MIRAIT Holdings Corp.	277,100	4,252,592	1.86%
Nihon Flush Co., Ltd.	143,300	3,030,940	1.33%
Nippon Koei Co., Ltd.	173,800	4,779,636	2.09%
Nippon Yusoki Co., Ltd.	439,200	5,400,885	2.36%
Nissei ASB Machine Co., Ltd.	35,600	1,916,666	0.84%
Okamura Corp.	332,400	4,783,183	2.09%
Sato Holdings Corp.	159,700	4,663,243	2.04%
SBS Holdings, Inc.	371,700	4,424,565	1.94%
Shibuya Corp.	110,400	3,534,696	1.55%
Takeei Corp.	313,500	2,929,907	1.28%
Takuma Co., Ltd.	384,700	4,706,610	2.06%
Tocalo Co., Ltd.	171,200	1,953,684	0.86%
Tonami Holdings Co., Ltd.	36,200	2,133,506	0.93%
		92,755,570	40.60%

Information Technology - 18.34%
Digital Garage, Inc.	119,700	4,496,177	1.97%
Elecom Co., Ltd.	196,500	4,662,295	2.04%
Kakaku.com., Inc.	196,600	4,135,431	1.81%
Kyosan Electric Manufacturing Co., Ltd.	264,000	1,631,481	0.71%
Macnica Fuji Electronics Holdings, Inc.	252,400	4,264,040	1.87%
Mimaki Engineering Co., Ltd.	442,900	3,628,282	1.59%
Nihon Unisys, Ltd.	152,400	3,509,636	1.54%
NS Solutions Corp.	185,500	4,887,385	2.14%
OBIC Business Consultants Co., Ltd.	68,400	5,481,054	2.40%
Sun Corp.	293,500	1,690,417	0.74%
UMC Electronics Co., Ltd.	151,500	3,509,234	1.53%
		41,895,432	18.34%
Materials - 8.76%
Asahi Holdings, Inc.	260,800	5,219,965	2.29%
Asia Pile Holdings Co.	692,000	4,895,336	2.14%
Hakudo Co., Ltd.	56,700	1,098,352	0.48%
Kuriyama Holdings Corp.	175,900	3,155,707	1.38%
Stella Chemifa Corp.	143,900	4,465,707	1.95%
Tokyo Rope Manufacturing Co., Ltd.	74,000	1,186,621	0.52%
		20,021,688	8.76%
Total Common Stocks (Cost $201,308,205)		222,821,459	97.53%

SHORT-TERM INVESTMENTS - 1.64%
Money Market Funds - 1.64%
Fidelity Government Portfolio, Institutional Class, 1.80% (b)	3,757,994	3,757,994	1.64%
Total Short-Term Investments (Cost $3,757,994)		3,757,994	1.64%

Total Investments (Cost $205,066,199) - 99.17%		226,579,453	99.17%
Other Assets in Excess of Liabilities - 0.83%		1,887,577	0.83%
TOTAL NET ASSETS - 100.00%		$228,467,030	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at July 31, 2018

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuationtechniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 prices of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$41,240,768	$–	$–	$41,240,768
Consumer Staples	9,618,207	–	–	9,618,207
Financials	6,067,418	–	–	6,067,418
Health Care	11,222,376	–	–	11,222,376
Industrials	92,755,570	–	–	92,755,570
Information Technology	41,895,432	–	–	41,895,432
Materials	20,021,688	–	–	20,021,688
Total Common Stocks	$222,821,459	$–	$–	$222,821,459

Short-Term Investments
Money Market Funds	$3,757,994	$–	$–	$3,757,994
Total Short-Term Investments	$3,757,994	$–	$–	$3,757,994

Total Investments	$226,579,453	$–	$–	$226,579,453

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Neil J. Hennessy Neil J. Hennessy, President
Date: September 27, 2018

By: /s/ Teresa M. Nilsen Teresa M. Nilsen, Treasurer
Date: September 27, 2018